THE HUNTINGTON FUNDS

HUNTINGTON MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON BALANCED ALLOCATION FUND

SUPPLEMENT DATED SEPTEMBER 21, 2015, TO THE HUNTINGTON FUNDS’ PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IN THE SUMMARY PROSPECTUS FOR THE HUNTINGTON GLOBAL SELECT MARKETS FUND ON PAGE 19 OF THE HUNTINGTON FUNDS’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Attwood has served as the Fund’s Portfolio Manager since its inception in 2009 and Mr. Sorrentino has served as the Fund’s Portfolio Manager since 2015.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IN THE SUMMARY PROSPECTUS FOR THE HUNTINGTON SITUS FUND ON PAGE 30 OF THE HUNTINGTON FUNDS’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Fund Research of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as the Fund’s Portfolio Manager since 2014 and Mr. Sorrentino has served as the Fund’s Portfolio Manager since 2015.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IN THE SUMMARY PROSPECTUS FOR THE HUNTINGTON BALANCED ALLOCATION FUND ON PAGE 37 OF THE HUNTINGTON FUNDS’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Fund Research of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, are primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as the Fund’s Portfolio Manager since 2015 and Mr. Sorrentino has served as the Fund’s Portfolio Manager since 2015.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR” ON PAGES 90 AND 91 OF THE HUNTINGTON FUNDS’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly-owned subsidiary of Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2014, the Advisor had assets under management of $2.0 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2014, Huntington National Bank had assets of over $66 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Kirk Mentzer and Peter Sorrentino, CFA, are responsible for the day-to-day management of the Dividend Capture Fund.

Paul Attwood, CFA, and Peter Sorrentino, CFA, are responsible for the day-to-day management of the Global Select Markets Fund.

Peter Sorrentino, CFA, and Paul Attwood, CFA, are responsible for the day-to-day management of the Real Strategies Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are responsible for the day-to-day management of the Situs Fund and Balanced Allocation Fund.

Paul W. Attwood is responsible for the day-to-day management of the Global Select Markets Fund and Real Strategies Fund. Mr. Attwood has served as the Portfolio Manager of the Global Select Markets Fund since the Fund’s inception and has served as the Portfolio Manager of the Real Strategies Fund since 2015. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood holds a Chartered Financial Analyst designation. He received his bachelor’s degree from the University of Cincinnati.

Kirk Mentzer is responsible for the day-to-day management of the Dividend Capture Fund, Situs Fund and Balanced Allocation Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001, as Portfolio Manager of the Situs Fund since 2014 and as Portfolio Manager of the Balanced Allocation Fund since 2015. He is Senior Vice President and Director of Fund Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is responsible for the day-to-day management of the Dividend Capture Fund, Global Select Markets Fund, Real Strategies Fund and Situs Fund. Mr. Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception and as Portfolio Manager of the Dividend Capture Fund since 2014. He has served as the Portfolio Manager of the Global Select Markets Fund and Situs Fund since 2015. Mr. Sorrentino joined Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Senior

Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “PORTFOLIO MANAGER INFORMATION” ON PAGES 54 THROUGH 58 OF THE HUNTINGTON FUNDS’ STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of August 31, 2015, and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Dividend Capture Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	6 funds/$168,523,360
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001 - $500,000.

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 Funds/$193,235,111
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000.

Global Select Markets Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 Funds/$23,359,431
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$329,960,407
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Real Strategies Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$333,362,684
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000.

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 Funds/$26,761,708
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Situs Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	6 funds/$248,547,939
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$273,259,690
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Balanced Allocation Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	6 funds/$301,008,667
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$325,720,418
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Mr. Attwood, Mr. Mentzer and Mr. Sorrentino (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the Huntington Asset Advisors Incentive Plan (the “Plan”). The Plan has two quarterly award components which are as follows:

•	Participants are eligible for a quarterly award under the Plan as a new business sales incentive opportunity based on the first year fees generated by the account.

•	Participants are also eligible for a quarterly performance award under the Plan. The quarterly performance incentive is based on a percentage of the Fund Manager’s quarterly base salary and the assigned Fund’s Morningstar rankings as of the calendar quarter-end. In addition, the payout is also funded based on the retail growth of the Fund Manager’s respective Fund. The final pool is then adjusted for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

Mr. Attwood, Mr. Mentzer and Mr. Sorrentino are each eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Mentzer and Mr. Sorrentino are eligible, but have not elected, to participate in a deferred compensation program.